Machinery and Equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Machinery and Equipment, Net

As of March 31, 2025 and December 31, 2024, machinery and equipment, net, was comprised of the following (in thousands):

	March 31, 2025	December 31, 2024
Machinery and equipment	$2,261	$2,224
Accumulated depreciation	(1,466)	(1,355)
Machinery and equipment, net	$795	$869

	December 31, 2024	December 31, 2023
Machinery and equipment	$2,224	$2,263
Accumulated depreciation	(1,355)	(993)
Machinery and equipment, net	$869	$1,270